Schedule of Investments

January 31, 2023 (Unaudited)

LSV Emerging Markets Equity Fund

	Shares	Value (000)
Foreign Common Stock (97.3%)
Brazil (4.5%)
Banco do Brasil	24,300	$195
Camil Alimentos	44,100	72
EDP - Energias do Brasil	22,900	93
JBS	35,400	140
Qualicorp Consultoria e Corretora de Seguros	3,000	4
Telefonica Brasil	5,800	48
Vale	16,500	309
Vibra Energia	15,100	49

		910

Chile (1.4%)
Cencosud	83,100	149
Cia Cervecerias Unidas	10,300	79
Vina Concha y Toro	44,300	57

		285

China (3.0%)
China CITIC Bank, Cl H	263,000	127
Haier Smart Home, Cl H	20,800	77
Kunlun Energy	92,000	73
Shanghai Pharmaceuticals Holding, Cl H	36,000	63
Shenzhen Expressway, Cl H	64,000	59
Sinotrans, Cl H	215,000	74
Vipshop Holdings ADR*	8,700	134

		607

Czech Republic (0.4%)
Philip Morris CR	100	77

Egypt (0.3%)
Eastern SAE	117,100	70

Greece (0.4%)
Motor Oil Hellas Corinth Refineries	3,600	88

Hong Kong (25.7%)
3SBio	89,000	97
Agile Group Holdings*	82,000	26
Alibaba Group Holding*	13,400	184
Anhui Conch Cement, Cl H	12,500	47
Asia Cement China Holdings	85,000	40
BAIC Motor, Cl H	305,500	94
Baidu, Cl A*	6,240	105
Bank of China, Cl H	762,000	290

LSV Emerging Markets Equity Fund

	Shares	Value (000)
Hong Kong (continued)
Bank of Communications, Cl H	208,000	$129
Beijing Enterprises Holdings	22,500	76
China BlueChemical	302,000	83
China Coal Energy, Cl H	84,000	67
China Everbright	64,000	50
China Everbright Bank, Cl H	265,000	85
China Hongqiao Group	58,000	67
China Medical System Holdings	44,000	76
China Merchants Port Holdings	52,000	73
China Minsheng Banking, Cl H	254,000	95
China Pacific Insurance Group, Cl H	39,000	107
China Petroleum & Chemical, Cl H	268,000	145
China Railway Group, Cl H	143,000	78
China Reinsurance Group, Cl H	740,000	57
China Resources Medical Holdings	121,000	95
China Suntien Green Energy, Cl H	88,000	41
China Tower, Cl H	554,000	63
China Traditional Chinese Medicine Holdings	144,000	69
China XLX Fertiliser	128,000	75
China Yongda Automobiles Services Holdings	98,000	85
Country Garden Holdings	93,000	35
Dali Foods Group	101,500	45
Dongfeng Motor Group, Cl H	150,000	89
Far East Horizon	91,000	82
Grand Pharmaceutical Group	124,500	78
Guangzhou Baiyunshan Pharmaceutical Holdings, Cl H	22,000	64
Hengan International Group	15,000	74
Kingboard Laminates Holdings	66,000	80
Lenovo Group	224,000	180
Lonking Holdings	152,000	31
Maanshan Iron & Steel, Cl H	134,000	33
NetDragon Websoft Holdings	32,000	74
New China Life Insurance, Cl H	34,700	93
Orient Overseas International	6,000	100
People’s Insurance Group of China, Cl H	310,000	105
PetroChina, Cl H	454,000	243

Schedule of Investments

January 31, 2023 (Unaudited)

LSV Emerging Markets Equity Fund

	Shares	Value (000)
Hong Kong (continued)
PICC Property & Casualty, Cl H	164,000	$154
Ping An Insurance Group of China, Cl H	12,000	93
Postal Savings Bank of China, Cl H	146,000	99
Shougang Fushan Resources Group	210,000	76
Sinopec Engineering Group, Cl H	124,000	63
Sinopharm Group, Cl H	48,000	118
Sinotruk Hong Kong	37,500	65
SITC International Holdings	38,000	83
SSY Group	224,000	139
TCL Electronics Holdings	229,000	104
Vinda International Holdings	13,000	36
Want Want China Holdings	83,000	54
Yuexiu Transport Infrastructure	98,000	58
Zhejiang Expressway, Cl H	68,000	59
Zhengzhou Coal Mining Machinery Group, Cl H	63,400	70

		5,176

Hungary (0.9%)
Magyar Telekom Telecommunications	26,200	28
MOL Hungarian Oil & Gas	10,900	82
OTP Bank Nyrt	2,400	72

		182

India (12.7%)
Aurobindo Pharma	8,500	42
Canara Bank	31,400	117
Chambal Fertilisers and Chemicals	16,600	64
Coal India	28,200	78
Cyient	6,000	65
GAIL India	88,800	104
Gujarat State Fertilizers & Chemicals	50,600	80
HCL Technologies	8,700	120
Hindustan Aeronautics	2,400	75
Hindustan Petroleum	21,300	62
Indiabulls Housing Finance*	3,100	5
Indian Bank	29,300	110
Jubilant Pharmova, Cl A	4,400	19
Kalpataru Power Transmission	10,000	63
KRBL	11,800	57
Mahanagar Gas	6,373	69
National Aluminium	67,900	70
NMDC	44,900	68
NTPC	51,900	109
Oil & Natural Gas	67,600	120

LSV Emerging Markets Equity Fund

	Shares	Value (000)
India (continued)
Oil India	31,200	$89
Oracle Financial Services Software	2,200	82
Petronet LNG	42,400	113
Power Finance	54,800	95
Power Grid Corp of India	37,700	100
REC	60,600	90
Redington	64,800	147
Tata Steel	114,000	168
UPL	8,200	76
Vedanta	24,400	100

		2,557

Indonesia (2.0%)
Astra International	208,300	84
Bank Negara Indonesia Persero	147,700	90
Bukit Asam	279,400	64
Matahari Department Store	249,400	73
United Tractors	58,800	96

		407

Malaysia (2.0%)
AMMB Holdings	88,000	84
CIMB Group Holdings	61,600	83
RHB Bank	62,800	85
Scientex	64,200	53
Tenaga Nasional	41,600	92

		397

Mexico (2.8%)
Cemex*	208,200	110
Coca-Cola Femsa	9,458	72
Fibra Uno Administracion	55,800	76
Grupo Financiero Banorte, Cl O	11,500	95
Grupo Mexico	22,000	98
Megacable Holdings	32,700	103

		554

Philippines (0.9%)
DMCI Holdings	460,100	93
Metro Pacific Investments	1,070,000	79

		172

Poland (1.8%)
Asseco Poland	5,300	93
Cyfrowy Polsat	16,600	70
Polski Koncern Naftowy ORLEN	5,226	78

Schedule of Investments

January 31, 2023 (Unaudited)

LSV Emerging Markets Equity Fund

	Shares	Value (000)

Poland (continued)
Powszechny Zaklad Ubezpieczen	14,000	$120

		361

Russia (–%)
Gazprom PJSC(A)	11,300	—
LUKOIL PJSC(A)	2,300	—
Magnit PJSC(A)*	1,000	—
MMC Norilsk Nickel PJSC(A)	370	—
Mobile TeleSystems PJSC(A)	13,800	—

		—

Singapore (0.4%)
Yangzijiang Shipbuilding Holdings	81,400	80

South Africa (3.6%)
Absa Group	11,400	130
African Rainbow Minerals	4,300	71
Astral Foods	3,800	35
Exxaro Resources	5,300	67
Foschini Group	10,400	65
Impala Platinum Holdings	7,400	85
MTN Group	6,600	56
Nedbank Group	5,600	73
Oceana Group	16,600	66
Telkom SOC*	7,500	15
Vodacom Group	10,200	72

		735

South Korea (13.9%)
DB HiTek	1,900	70
DB Insurance	1,500	80
DL E&C	332	10
DL Holdings	133	7
Doosan Bobcat	3,200	91
Hana Financial Group	2,900	115
Hankook & Co	5,100	56
Hyundai Glovis	800	108
Hyundai Greenfood	7,000	42
Hyundai Home Shopping Network	1,000	46
Hyundai Marine & Fire Insurance	2,800	70
Kginicis	1,700	18
Kia	2,800	153
KT*	4,800	137
KT&G	1,300	98
LG	900	61

LSV Emerging Markets Equity Fund

	Shares	Value (000)
South Korea (continued)
LX INTERNATIONAL CORP	2,700	$77
LX Semicon	1,000	66
Samsung Electronics	17,000	847
SFA Engineering	700	21
Shinhan Financial Group	3,700	125
Shinsegae*	500	94
SK Square*	785	23
SK Telecom	2,100	80
SNT Motiv	2,000	74
Value Added Technology	2,700	78
Vieworks	2,300	60
Wonik QnC	4,500	94

		2,801

Taiwan (15.4%)
ASE Technology Holding	51,000	172
Asia Vital Components	19,000	68
Cathay Financial Holding	68,000	97
China Development Financial Holding	185,000	82
China Development Financial Holding	68,375	18
Chipbond Technology	22,000	45
ChipMOS Technologies	58,000	67
Compeq Manufacturing	58,000	89
Elan Microelectronics	19,000	62
Fubon Financial Holding	57,541	116
Global Mixed Mode Technology	8,000	43
Hon Hai Precision Industry	62,000	207
International Games System	5,000	83
King Yuan Electronics	65,000	83
MediaTek	10,000	242
Micro-Star International	21,000	92
Novatek Microelectronics	8,000	95
Pou Chen	98,000	112
Powertech Technology	34,000	95
Primax Electronics	36,000	69
Radiant Opto-Electronics	20,000	69
Shin Kong Financial Holding	278,000	83
Sigurd Microelectronics	41,000	70
Simplo Technology	9,000	89
Sino-American Silicon Products	10,000	55
SinoPac Financial Holdings	143,910	83
Taiwan Semiconductor Manufacturing	15,000	265
Topco Scientific	10,000	57
Tripod Technology	11,000	36
United Microelectronics	83,000	136
Yuanta Financial Holding	151,204	114

Schedule of Investments

January 31, 2023 (Unaudited)

LSV Emerging Markets Equity Fund

	Shares	Value (000)

Taiwan (continued)
Zhen Ding Technology
Holding	28,000	$103

		3,097

Thailand (3.2%)
Bangkok Bank	17,700	85
Kasikornbank	24,000	106
Kiatnakin Phatra Bank	43,700	91
Krung Thai Bank	286,900	152
Origin Property	273,000	101
Quality Houses	593,800	43
Supalai	96,600	71

		649

Turkey (1.2%)
Coca-Cola Icecek	6,400	62
Haci Omer Sabanci Holding	52,200	109
Turkiye Sise ve Cam Fabrikalari	29,600	62

		233

United Arab Emirates (0.7%)
Abu Dhabi Commercial Bank PJSC	20,000	46
Emaar Properties PJSC	59,100	90

		136

TOTAL FOREIGN COMMON STOCK (Cost $20,008)		19,574

Foreign Preferred Stock (1.9%)
Brazil** (1.8%)
Banco do Estado do Rio Grande do Sul	36,000	71
Cia Energetica de Minas Gerais	43,700	100
Cia Paranaense de Energia	58,400	90
Itausa	56,200	94

		355

Colombia** (0.0%)
Banco Davivienda	1,700	9

India** (0.1%)
NMDC Steel Ltd *	44,900	20

TOTAL FOREIGN PREFERRED STOCK (Cost $362)		384

LSV Emerging Markets Equity Fund

	Face Amount (000)	Value (000)
Repurchase Agreement (0.4%)
South Street Securities 3.990%, dated 01/31/2023, to be repurchased on 02/01/2023, repurchase price $73 (collateralized by various U.S. Treasury obligations, ranging in par value $0 - $51, 0.000% - 4.125%, 04/30/2023 -05/15/2041; total market value $75)	$73	$73

TOTAL REPURCHASE AGREEMENT (Cost $73)		73

Total Investments – 99.5% (Cost $20,443)		$20,031

Percentages are based on Net Assets of $20,125 (000).

*    Non-income producing security.

**  No rate available.

(A) Level 3 security in accordance with fair value hierarchy.

ADR — American Depositary Receipt

Cl — Class

Ltd. — Limited

PJSC — Public Joint Stock Company

LSV-QH-008-0900

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